Taxes on Income (Theoretical Tax) (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Major components of tax expense (income) [abstract]
Income before income taxes, as reported in the statements of income		$ 3,404	$ 1,092	$ 49
Statutory tax rate (in Israel)		23.00%	23.00%	23.00%
Theoretical tax expense		$ 783	$ 251	$ 11
Add (less) - the tax effect of:
Surplus Profit Levy Tax		265	0	0
Reduced tax due to tax benefits		(95)	(64)	(6)
Differences deriving from additional deduction and different tax rates applicable to foreign subsidiaries		1	(10)	(4)
Tax on dividend		5	3	2
Deductible temporary differences (including carryforward losses) for which deferred taxes assets were not recorded and non-deductible expenses		(29)	(8)	14
Taxes in respect of prior years	[1]	271	93	(2)
Differences in measurement basis		(21)	(8)	10
Other Differences		5	3	0
Taxes on income included in the income statements		1,185	$ 260	$ 25
Tax expense including surplus profit levy		275
Tax expense including surplus profit levy in settlement agreement		$ 188

[1]	For 2022, included $275 million relating to Surplus Profit Levy, of which $188 in respect of the settlement agreement as mentioned above.